SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year-end SGD:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1.2847	1.3662	1.3193
Average SGD:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1.3056	1.3363	1.3428
Year-end AUD:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	0.6700	0.6185	0.6828
Average AUD:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	0.6453	0.6597	0.6644
Year-end EUR:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	0.8511	0.9661	0.9040
Average EUR:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	0.8859	0.9242	0.9245
Year-end JPY:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	156	157	141
Average JPY:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	150	151	141
Year-end KRW:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1,420	1,478	1,291
Average KRW:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	1,399	1,363	1,307
Year-end GBP:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	0.7425	0.7987	0.7847
Average GBP:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign Currency Exchange Rate, Translation	0.7573	0.7824	0.8039